License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
11. License Agreements

9. License Agreements

On March 31, 2017, the Company entered into a license agreement, as amended (“The License Agreement”) with Villani, Inc. whereby Villani has granted the Company an exclusive, sub-licensable, royalty-bearing license (“The License”) under the Licensed Patents (as defined in the License Agreement), to formulate, develop, seek regulatory approval for, make or sell products that contain Spongilla lacustris (alone or in combination with other active or inactive ingredients) for the treatment of diseases, disorders and conditions of the skin, including but not limited to acne, rosacea, psoriasis, atopic dermatitis, seborrheic dermatitis, actinic keratosis and eczema that were developed using certain licensed know-how (“Licensed Products”). The Company is responsible for the development (including manufacturing, packaging, non-clinical studies, clinical trials and obtaining regulatory approval and commercialization (including marketing, promotion, distribution, etc.)) for all Licensed Products. In partial consideration of the License, the Company forgave a previous outstanding loan to Villani in the amount of $400,000.

The original License Agreement was amended in 2019 and, in consideration of the receipt of certain know-how and patents, the Company issued to Villani 5,221,156 Series 1c Preferred Units equal to 5% of the Company’s fully diluted capitalization, valued at $730,962. Pursuant to the amended License Agreement, the Company was required to make future milestone payments to Villani in an aggregate amount of up to $20.25 million upon the achievement of specified development and sales milestones, payable in cash or in equity, at the option of Villani, as well as single-digit royalty payments on net sales.

On July 30, 2021, the Company further amended the license agreement with Villani in the Second Amendment to the License and Settlement Agreement (“Second Amendment”). In consideration of the Second Amendment, Villani exchanged the 5,221,156 Series 1c Preferred Shares issued to Villani in 2019 for an increase in milestones and royalty rates and the Company paid Villani $1 million after the close of the IPO. Pursuant to the Second Amendment, the Company is required to make future milestone payments to Villani in an aggregate amount of up to $40.5 million upon the achievement of specified development and sales milestones, payable in cash or in equity, at the option of Villani, as well as single-digit royalty payments on net sales. The Second Amendment includes customary terms relating to, among others, indemnification, intellectual property protection, confidentiality, remedies, and warranties. See Note 6 - Equity Securities for additional information regarding the Company’s redemption of the Series 1c Preferred Shares from Villani.

10.	License Agreements

On March 31, 2017, the Company entered into a license agreement, as amended (“The License Agreement”) with Villani, Inc. (“Villani”) whereby Villani has granted the Company an exclusive, sub-licensable, royalty-bearing license (“The License”) under the Licensed Patents (as defined in the License Agreement), to formulate, develop, seek regulatory approval for, make or sell products that contain Spongilla lacustris (alone or in combination with other active or inactive ingredients) for the treatment of diseases, disorders and conditions of the skin, including but not limited to acne, rosacea, psoriasis, atopic dermatitis, seborrheic dermatitis, actinic keratosis and eczema that were developed using certain licensed know-how (“The Licensed Products”). The Company is responsible for the development (including manufacturing, packaging, non-clinical studies, clinical trials and obtaining regulatory approval and commercialization (including marketing, promotion, distribution, etc.)) for all Licensed Products.

In partial consideration of the License, the Company forgave a previous outstanding loan to Villani in the amount of $400,000. The License was amended in 2019 and, in consideration of the receipt of certain know-how and patents, the Company issued to Villani 5,221,156 Series 1c Preferred Units equal to 5% of the Company’s fully diluted capitalization, valued at $730,962. Pursuant to the License Agreement, the Company is required to make future milestone payments to Villani in an aggregate amount of up to $20.25 million upon the achievement of specified development and sales milestones, payable in cash or in equity, at the option of Villani. If the Company sublicenses the License, the Company is obligated to pay to Villani a sublicense fee of between 5% and 15% of Sublicense revenues (as defined in the License Agreement) received by the Company.

Pursuant to the License Agreement, the Company is required to make royalty payments to Villani in amounts equal to a single-digit percentage of net sales of Licensed Products and HMW Combination Products (as defined in the License Agreement), subject to certain adjustments as set forth in the License Agreement. Royalties shall be payable, on a country-by-country and Licensed Product-by Licensed Product basis, for the period of time from the effective date of the License Agreement until the later of (i) the expiration of the last to expire valid claim in such country (which is set to expire in 2023), (ii) the expiration of regulatory exclusivity for such Licensed Product in such country, and (iii) 15 years from the date of the first commercial sale of the Licensed Product in such country.

The License Agreement may be terminated (i) by either party for material breach with 90 days written notice, or 30 days’ notice if for material payment breach, if such material breach is not cured within such notice period, (ii) immediately upon written notice to either party if either party initiates a voluntary bankruptcy proceeding, dissolves or winds-up its business, (iii) immediately upon written notice to either party if either party becomes subject to involuntary bankruptcy proceedings, if such proceedings are not dismissed or stayed within 90 days.

The License agreement includes customary terms relating to, among others, indemnification, intellectual property protection, confidentiality, remedies and warranties.